Organization And Business (Tables)	12 Months Ended
Dec. 31, 2012
Organization And Business [Abstract]
Schedule Of Kiosk And Location Count [Table Text Block]
Our kiosks are located primarily in supermarkets, drug stores, mass merchants, financial institutions, convenience stores, and restaurants. Our kiosk and location counts as of December 31, 2012, are as follows:

	Kiosks	Locations
Redbox(1)	43,700	35,800
Coin	20,300	20,100
Total(1)	64,000	55,900

(1)
Excludes approximately 1,900 kiosks acquired from NCR that had not been replaced with Redbox kiosks or removed at December 31, 2012. See Note 3—Business Combination for more information on the NCR Asset Acquisition.